PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFITS - Funded Status of Plans (Details) - Defined benefit obligations - Pension Plans - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	$ 86,462	$ 79,821	$ 76,172
Wholly unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	11,195	11,050
Wholly funded or partially funded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	$ 75,267	$ 68,771